Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity File Number	001-40271
Entity Registrant Name	VIZIO HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4185335
Entity Address, Address Line One	39 Tesla
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	428-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VZIO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001835591
Amendment Flag	false